Loss Per Common Share - Antidilutive Securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares excluded from computation of weighted-average diluted common shares outstanding (in shares)			6,222,448	6,528,052
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares excluded from computation of weighted-average diluted common shares outstanding (in shares)	3,678,359	3,038,772
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares excluded from computation of weighted-average diluted common shares outstanding (in shares)	163,174	0